Equity (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Share Capital
Share capital

Ordinary shares

	December 31
	2017	2018

Numbers of shares authorized (in thousands)	10,000,000	5,000,000

Numbers of shares reserved (in thousands)
Employee share options	800,000	400,000

Number of shares issued and fully paid (in thousands)	8,738,079	4,321,714

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Share capital authorized	$100,000,000	$50,000,000	$1,633,453

Share capital reserved
Employee share options	$8,000,000	$4,000,000	$130,676

Share capital issued and fully paid	$87,380,787	$43,217,144	$1,411,864

Summary of Capital Surplus

Capital surplus

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

May be used to offset a deficit, distributed as cash dividends, or transferred to share capital (1)

Issuance of ordinary shares	$21,553,853	$12,906,401	$421,640
Merger by share exchange	-	117,693,658	3,844,942
Conversion of bonds payable	1,930,066	-	-
Difference between consideration and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition	7,176,958	6,034,102	197,128
	30,660,877	136,634,161	4,463,710

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

May be used to offset a deficit only

Changes in percentage of ownership interest in subsidiaries (2)	$6,084,895	$3,727,336	$121,768
Treasury share transactions	1,151,345	182,354	5,957
Exercised employee share options	1,089,178	1,366,480	44,642
Expired share options (Notes 22 and 29)	223,454	645,978	21,103
Share of changes in capital surplus of associates	83,733	87,136	2,847
Dividends that the claim period has elapsed and unclaimed by shareholders	-	872	29
	8,632,605	6,010,156	196,346

May not be used for any purpose

Employee share options	960,888	583,542	19,064
Equity component of convertible bonds	214,022	-	-
Others (3)	155,936	48,805	1,594
	1,330,846	632,347	20,658

	$40,624,328	$143,276,664	$4,680,714

1)	Such capital surplus may be used to offset a deficit; in addition, when the Company has no deficit, such capital surplus may be distributed as cash dividends or transferred to share capital (limited to a certain percentage of the Company’s capital surplus and once a year).

2)	Such capital surplus arises from the effect of changes in ownership interest in a subsidiary resulted from equity transactions other than actual disposal or acquisition, or from changes in capital surplus of subsidiaries accounted for using the equity method.

3)	Such capital surplus represents the excess of the carrying amount of related accounts over the par value due to employee share options exercised and the Company has not completed registration formalities.

Summary of Unrealized Gain (Loss) on Financial Assets at FVTOCI
Unrealized gain (loss) on financial assets at FVTOCI

	For the Year Ended December 31, 2018
	NT$	US$ (Note 4)

Balance at January 1 per IAS 39	$422,570	$13,805
Adjustment on initial application of IFRS 9 (Note 3)	(287,053)	(9,377)
Balance at January 1 per IFRS 9	135,517	4,428
Unrealized gain (loss) recognized during the year
Debt instruments	(63,076)	(2,061)
Equity instruments	(398,513)	(13,019)
Share from associates and joint venture accounted for using the equity method	(555,271)	(18,140)
Realized loss (gain) recognized during the year
Disposal of equity instruments and transferred cumulative gain to retained earnings	(1,518)	(50)
Disposal of associates and joint venture accounted for using the equity method	(133,364)	(4,357)
Share from associates and joint venture accounted for using the equity method	1,118	36

Balance at December 31	$(1,015,107)	$(33,163)

Summary of Treasury Shares
Treasury shares (in thousand shares)

	Balance at			Balance at
	January 1	Addition	Decrease	December 31

2016

Shares held by subsidiaries	145,883	-	-	145,883
Shares reserved for bonds conversion	120,000	-	-	120,000

	265,883	-	-	265,883

	Balance at			Balance at
	January 1	Addition	Decrease	December 31

2017

Shares held by subsidiaries	145,883	-	-	145,883
Shares reserved for bonds conversion	120,000	-	-	120,000

	265,883	-	-	265,883

2018

Shares held by subsidiaries	145,883	-	(72,942)	72,941
Shares reserved for bonds conversion	120,000	-	(120,000)	-
Shares repurchased from dissenting shareholders in accordance with Business Mergers And Acquisitions Act	-	1,852	(1,852)	-

	265,883	1,852	(194,794)	72,941

Summary of Shares Held By Subsidiaries

The Company’s shares held by its subsidiaries at each balance sheet date were as follows:

	Shares Held By Subsidiaries	Carrying Amount	Carrying Amount	Fair Value	Fair Value
	(in thousand shares)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2017

ASE Test	88,200	$1,380,721		$3,364,848
J&R Holding	46,704	381,709		1,781,749
ASE Test, Inc.	10,979	196,677		418,840

	145,883	$1,959,107		$5,565,437

December 31, 2018

ASE Test	44,100	$1,380,721	$45,107	$2,571,044	$83,994
J&R Holding	23,352	381,709	12,470	1,361,415	44,476
ASE Test, Inc.	5,489	196,677	6,425	320,031	10,455

	72,941	$1,959,107	$64,002	$4,252,490	$138,925

Summary of Non-controlling Interests
Non-controlling interests

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$11,492,545	$12,000,551	$13,190,129	$430,909
Adjustment on initial application of IFRS 15 (Note 3)	-	-	5,183	169
Balance at January 1 per IFRS 15	11,492,545	12,000,551	13,195,312	431,078
Share of profit for the year	1,253,438	1,677,941	1,204,217	39,341
Other comprehensive income (loss)
Exchange difference on translating foreign operations	(601,787)	(334,920)	(198,365)	(6,480)
Unrealized gain on available-for-sale financial assets	1,129	5,763	-	-
Unrealized loss on equity instruments at FVTOCI	-	-	(23,928)	(782)
Remeasurement on defined benefit plans	8,846	(13,724)	(30,079)	(983)
Non-controlling interests arising from acquisition of subsidiaries (Note 30)	-	-	3,582,866	117,049
Acquisition of non-controlling interests in subsidiaries	42,857	-	(2,492,915)	(81,441)
Partial disposal of subsidiaries (Note 32)	26,436	(3,055)	1,693,064	55,311
Subsidiaries’ buy back of their own outstanding ordinary shares (Note 32)	(912,886)	-	(801,884)	(26,197)

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

Non-controlling interest relating to outstanding vested employee share options granted by subsidiaries	$927,823	$263,213	$1,936,643	$63,268
Non-controlling interest relating to outstanding expired employee share options granted by subsidiaries	-	(159,200)	-	-
Cash dividends to non-controlling interests	(237,850)	(246,440)	(424,815)	(13,878)

Balance at December 31	$12,000,551	$13,190,129	$17,639,487	$576,265

Exchange differences on translating foreign operations [member]
Statement [LineItems]
Summary of Other Reserves
Exchange differences on translating foreign operations

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$4,492,671	$(1,643,623)	$(6,733,659)	$(219,982)
Exchange differences on translating foreign operations	(5,843,856)	(4,952,815)	426,186	13,923
Share from associates and joint venture accounted for using the equity method	(292,438)	(137,221)	136,608	4,463
Disposal of associates and joint venture accounted for using the equity method	-	-	282,291	9,222

Balance at December 31	$(1,643,623)	$(6,733,659)	$(5,888,574)	$(192,374)

Unrealized gain (loss) on available-for-sale financial assets [member]
Statement [LineItems]
Summary of Other Reserves
Unrealized gain (loss) on available-for-sale financial assets

	For the Year Ended December 31, 2016	For the Year Ended December 31, 2017
	NT$	NT$

Balance at January 1	$588,119	$(197,314)
Unrealized gain (loss) arising on revaluation of available-for-sale financial assets	(257,240)	169,585
Cumulative loss reclassified to profit or loss on impairment of available-for-sale financial assets	-	50,206
Cumulative loss (gain) reclassified to profit or loss on disposal of available-for-sale financial assets	7,512	(1,517)
Share from associates and joint venture accounted for using the equity method	(535,705)	401,610

Balance at December 31	$(197,314)	$422,570